Consolidated balance sheets - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020 [1]	Jun. 30, 2020 [1]
Non-current assets
Goodwill		£ 364.8	£ 184.3	£ 195.0
Intangible assets		234.2	151.8	150.1
Property, plant and equipment		73.5	48.5	43.3
Right-of-use assets		88.2	108.8	121.4
Investments		3.5	3.4	7.0
Deferred tax asset		10.4	15.6	13.7
Total non-current assets		774.6	512.4	530.5
Current assets
Inventories		58.2	42.9	40.7
Trade and other receivables		47.2	47.3	44.4
Current tax receivable		10.5	3.8	6.4
Derivative financial instruments		0.5	0.3	0.0
Cash and cash equivalents	[2]	95.1	211.9	187.3
Total current assets		211.5	306.2	278.8
Total assets		986.1	818.6	809.3
Current liabilities
Trade and other payables		(54.2)	(43.4)	(43.8)
Derivative financial instruments		(0.2)	(0.1)	(1.2)
Lease liabilities		(9.2)	(7.1)	(7.3)
Borrowings		(119.2)	0.0	(106.4)
Current tax liabilities		(4.4)	(1.4)	(0.9)
Total current liabilities		(187.2)	(52.0)	(159.6)
Net current assets		24.3	254.2	119.2
Non-current liabilities
Deferred tax liability		(41.5)	(27.6)	(28.3)
Lease liabilities		(101.3)	(109.9)	(120.5)
Total non-current liabilities		(142.8)	(137.5)	(148.8)
Total liabilities		(330.0)	(189.5)	(308.4)
Net assets		656.1	629.1	500.9
Equity
Share capital		0.5	0.5	0.4
Share premium account		268.3	265.1	138.2
Merger reserve		68.6	68.6	68.6
Own shares		(2.2)	(2.4)	(2.5)
Translation reserve		31.1	25.4	42.9
Hedging reserve		0.2	0.2	(0.7)
Retained earnings		289.6	271.7	254.0
Total equity attributable to the equity shareholders of the parent		£ 656.1	£ 629.1	£ 500.9

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.
[2]	Within cash and cash equivalents at 31 December 2021 is £nil (31 December 2020: £1.3m; 30 June 2020: £0.9m; 30 June 2019: £0.4m) of cash relating to employee contributions to the Group’s share scheme ‘AbShare’, which is reserved for the purpose of purchasing shares upon vesting.